Convertible Debentures (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Related Party Transactions [Abstract]
Accrued interest expense	$ 26,278	$ 127,403	$ 49,882	$ 641,840
Coupon interest on the debenture	$ 51,888	$ 50,628	$ 102,648	$ 100,706